Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW") - Narrative (Details) ¥ in Millions			3 Months Ended	9 Months Ended			12 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 JPY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Investment in joint venture	$ 9,000	¥ 1			$ 5,327,000	$ 1,696,000	$ 2,698,000	$ 1,852,000
Unfunded commitment					$ 1,400,000
Put and call rights term							180 days
Forecast
Variable Interest Entity [Line Items]
Expected exercise price under certain conditions				$ 1
Minimum number of days before closing				60 days
Estimated time of regulatory approval, minimum				3 years
Estimated time of regulatory approval, maximum				6 months
Subsequent Event
Variable Interest Entity [Line Items]
Unfunded commitment				$ 1,300,000
Subsequent Event | Forecast
Variable Interest Entity [Line Items]
Agreement to maintain and continue AFSW, term				1 year
Aizu Fajitsu Semiconductor Wafer Solution Limited
Variable Interest Entity [Line Items]
Ownership percentage in entity					49.00%		49.00%
Additional financial support provided to investment			$ 2,698,000		$ 5,327,000		$ 2,698,000	1,852,000
Unfunded commitment					$ 1,700,000		$ 1,700,000	$ 659,000
Fujitsu Semiconductor Limited | Forecast
Variable Interest Entity [Line Items]
Purchase of additional interest					51.00%
Fujitsu Semiconductor Limited | Aizu Fajitsu Semiconductor Wafer Solution Limited
Variable Interest Entity [Line Items]
Ownership percentage in entity					51.00%		51.00%